JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 95.2%
Aerospace & Defense — 1.3%
AAR Corp.	21,400	380,064
Aerojet Rocketdyne Holdings, Inc. *	2,400	100,392
Moog, Inc., Class A (a)	2,200	111,166
Park Aerospace Corp.	3,446	43,420
Vectrus, Inc. *	25,000	1,035,250

		1,670,292

Air Freight & Logistics — 0.5%
Echo Global Logistics, Inc. *	4,800	81,984
Hub Group, Inc., Class A *	13,300	604,751

		686,735

Auto Components — 0.6%
Adient plc *	39,700	360,079
Dana, Inc.	51,700	403,777
Modine Manufacturing Co. *	3,600	11,700

		775,556

Banks — 7.2%
Ameris Bancorp	7,235	171,904
Bancorp, Inc. (The) *	31,500	191,205
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	30,600	521,118
Bar Harbor Bankshares	2,500	43,200
Business First Bancshares, Inc.	3,200	43,200
Capital Bancorp, Inc. *	2,400	30,048
Capstar Financial Holdings, Inc.	2,893	28,612
Cathay General Bancorp	5,300	121,635
Central Valley Community Bancorp	2,000	26,080
Community Trust Bancorp, Inc.	864	27,467
ConnectOne Bancorp, Inc.	41,156	553,137
Customers Bancorp, Inc. * (a)	23,400	255,762
Enterprise Financial Services Corp.	1,000	27,910
Financial Institutions, Inc.	12,000	217,680
First BanCorp (Puerto Rico)	129,000	686,280
First Bank	3,000	20,820
First Business Financial Services, Inc.	3,000	46,500
First Choice Bancorp	800	12,008
First Community Bankshares, Inc.	2,200	51,260
First Hawaiian, Inc.	5,450	90,088
First Horizon National Corp.	102,100	822,926
First Internet Bancorp	1,150	18,883
Great Southern Bancorp, Inc.	1,700	68,680
Hancock Whitney Corp.	15,800	308,416
Hanmi Financial Corp.	22,125	240,056
Hilltop Holdings, Inc.	17,900	270,648
IBERIABANK Corp.	13,575	490,872
Investar Holding Corp.	4,300	54,911
Investors Bancorp, Inc.	142,200	1,136,178
Macatawa Bank Corp.	6,000	42,720
Metropolitan Bank Holding Corp. *	1,100	29,623
Northeast Bank	2,600	30,316
PacWest Bancorp	16,033	287,311
Popular, Inc. (Puerto Rico)	14,200	497,000
RBB Bancorp	3,100	42,532
Select Bancorp, Inc. *	8,400	64,092
Shore Bancshares, Inc.	4,100	44,485
Sierra Bancorp	1,950	34,281
Signature Bank	3,200	257,248
Sterling Bancorp	16,700	174,515
Umpqua Holdings Corp.	51,700	563,530
United Community Banks, Inc.	11,700	214,227
Wintrust Financial Corp.	12,200	400,892

		9,260,256

Biotechnology — 7.4%
Acorda Therapeutics, Inc. * (a)	6,000	5,596
Aduro Biotech, Inc. *	115,500	316,470
Akebia Therapeutics, Inc. * (a)	21,400	162,212
Alector, Inc. * (a)	18,000	434,340
Allogene Therapeutics, Inc. * (a)	16,800	326,592
AMAG Pharmaceuticals, Inc. * (a)	4,300	26,574
Amicus Therapeutics, Inc. *	36,000	332,640
AnaptysBio, Inc. *	30,700	433,791
Arrowhead Pharmaceuticals, Inc. * (a)	19,000	546,630
Assembly Biosciences, Inc. *	16,400	243,212
Atara Biotherapeutics, Inc. *	3,300	28,083
Bluebird Bio, Inc. *	2,500	114,900
Blueprint Medicines Corp. *	7,600	444,448
Bridgebio Pharma, Inc. * (a)	9,100	263,900
Catalyst Pharmaceuticals, Inc. *	75,600	291,060
Coherus Biosciences, Inc. *	23,200	376,304
Concert Pharmaceuticals, Inc. *	11,900	105,196
Dicerna Pharmaceuticals, Inc. *	26,900	494,153
Esperion Therapeutics, Inc. * (a)	8,900	280,617
FibroGen, Inc. * (a)	7,700	267,575
Gritstone Oncology, Inc. * (a)	5,200	30,264
Heron Therapeutics, Inc. *	27,900	327,546
Homology Medicines, Inc. *	14,000	217,560
Immunomedics, Inc. * (a)	29,700	400,356
Insmed, Inc. *	16,400	262,892
Jounce Therapeutics, Inc. *	14,600	69,350
Kura Oncology, Inc. *	2,200	21,890
MeiraGTx Holdings plc *	12,500	168,000
Principia Biopharma, Inc.*	600	35,628
Radius Health, Inc. * (a)	1,900	24,700
REVOLUTION Medicines, Inc. *	5,400	118,314
Rhythm Pharmaceuticals, Inc. *	9,200	140,024
Sage Therapeutics, Inc. *	7,600	218,272
Sarepta Therapeutics, Inc. *	3,400	332,588
Sutro Biopharma, Inc. *	4,300	43,860
Syros Pharmaceuticals, Inc. * (a)	86,500	512,945
TCR2 Therapeutics, Inc. *	8,700	67,338
Viela Bio, Inc. * (a)	11,000	418,000
Vir Biotechnology, Inc. * (a)	12,000	411,240
Xencor, Inc. *	6,900	206,172
Y-mAbs Therapeutics, Inc. *	1,400	36,540

		9,557,772

Building Products — 1.1%
Builders FirstSource, Inc. *	33,800	413,374
CSW Industrials, Inc.	1,300	84,305
JELD-WEN Holding, Inc. *	5,500	53,515
Masonite International Corp. *	12,800	607,360
PGT Innovations, Inc. *	4,800	40,272
Quanex Building Products Corp.	13,500	136,080
Universal Forest Products, Inc.	2,000	74,380

		1,409,286

Capital Markets — 1.9%
Artisan Partners Asset Management, Inc., Class A	5,000	107,450

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Blucora, Inc. *	26,900	324,145
Cowen, Inc., Class A (a)	11,800	113,988
Federated Hermes, Inc., Class B	32,600	621,030
Focus Financial Partners, Inc., Class A * (a)	22,700	522,327
Houlihan Lokey, Inc.	4,000	208,480
Piper Sandler Cos. (a)	1,300	65,741
Stifel Financial Corp.	5,500	227,040
Virtus Investment Partners, Inc.	2,900	220,719

		2,410,920

Chemicals — 1.7%
FutureFuel Corp.	11,900	134,113
Koppers Holdings, Inc. *	29,900	369,863
Kraton Corp. *	19,200	155,520
Minerals Technologies, Inc.	4,800	174,048
Orion Engineered Carbons SA (Luxembourg)	39,200	292,432
PolyOne Corp.	21,500	407,855
Stepan Co.	1,800	159,228
Trinseo SA	13,400	242,674
Tronox Holdings plc, Class A	52,500	261,450
Valhi, Inc.	5,800	5,974

		2,203,157

Commercial Services & Supplies — 3.1%
ABM Industries, Inc.	15,800	384,888
ACCO Brands Corp.	85,250	430,512
Brink’s Co. (The)	700	36,435
Herman Miller, Inc.	10,700	237,540
HNI Corp.	19,600	493,724
Kimball International, Inc., Class B	26,200	312,042
Knoll, Inc.	39,100	403,512
Mobile Mini, Inc.	19,300	506,239
Quad/Graphics, Inc.	42,600	107,352
RR Donnelley & Sons Co.	148,300	142,146
Steelcase, Inc., Class A	38,400	379,008
UniFirst Corp.	3,600	543,924

		3,977,322

Communications Equipment — 0.8%
Cambium Networks Corp. *	42,900	240,240
Ciena Corp. *	3,950	157,249
Extreme Networks, Inc. *	58,200	179,838
KVH Industries, Inc. *	7,750	73,083
Lumentum Holdings, Inc. *	5,400	397,980

		1,048,390

Construction & Engineering — 2.2%
Comfort Systems USA, Inc.	8,900	325,295
EMCOR Group, Inc.	16,475	1,010,247
Great Lakes Dredge & Dock Corp. *	50,800	421,640
MasTec, Inc. *	23,200	759,336
Primoris Services Corp.	8,500	135,150
Sterling Construction Co., Inc. *	4,600	43,700
Tutor Perini Corp. * (a)	21,300	143,136

		2,838,504

Construction Materials — 0.2%
US Concrete, Inc. *	11,800	214,052

Consumer Finance — 0.1%
Enova International, Inc. *	7,600	110,124

Containers & Packaging — 0.1%
Berry Global Group, Inc. *	100	3,371
Myers Industries, Inc.	8,000	86,000

		89,371

Diversified Consumer Services — 0.4%
American Public Education, Inc. *	5,200	124,436
Strategic Education, Inc.	2,300	321,448
WW International, Inc. *	7,100	120,061

		565,945

Diversified Financial Services — 0.0% (b)
On Deck Capital, Inc. *	31,615	48,687

Diversified Telecommunication Services — 0.5%
IDT Corp., Class B *	81,100	439,562
Ooma, Inc. *	20,100	239,793

		679,355

Electric Utilities — 1.1%
Genie Energy Ltd., Class B	4,700	33,746
IDACORP, Inc.	3,700	324,823
Portland General Electric Co. (a)	14,775	708,313
Spark Energy, Inc., Class A (a)	55,400	347,358

		1,414,240

Electrical Equipment — 0.9%
Atkore International Group, Inc. *	35,600	750,092
Encore Wire Corp.	800	33,592
Generac Holdings, Inc. *	3,400	316,778
Powell Industries, Inc.	1,900	48,773

		1,149,235

Electronic Equipment, Instruments & Components — 3.9%
Benchmark Electronics, Inc.	27,800	555,722
Fabrinet (Thailand) *	21,200	1,156,672
Kimball Electronics, Inc. *	4,125	45,045
Methode Electronics, Inc.	30,900	816,687
Sanmina Corp. *	53,600	1,462,208
ScanSource, Inc. *	9,843	210,542
Tech Data Corp. *	3,000	392,550
Vishay Intertechnology, Inc.	27,400	394,834

		5,034,260

Energy Equipment & Services — 0.4%
NexTier Oilfield Solutions, Inc. *	39,900	46,683
Select Energy Services, Inc., Class A *	75,800	244,834
Solaris Oilfield Infrastructure, Inc., Class A	32,500	170,625

		462,142

Equity Real Estate Investment Trusts (REITs) — 6.8%
Acadia Realty Trust	4,200	52,038
American Assets Trust, Inc.	4,100	102,500
Armada Hoffler Properties, Inc.	52,400	560,680
Ashford Hospitality Trust, Inc.	60,900	45,017
Braemar Hotels & Resorts, Inc.	11,000	18,700
BRT Apartments Corp.	3,300	33,825
CatchMark Timber Trust, Inc., Class A	30,800	222,376
Chatham Lodging Trust	6,000	35,640
City Office REIT, Inc.	40,400	292,092
Community Healthcare Trust, Inc.	1,600	61,248
CorEnergy Infrastructure Trust, Inc. (a)	9,400	172,772
Cousins Properties, Inc.	16,060	470,076
DiamondRock Hospitality Co.	37,200	188,976
EastGroup Properties, Inc.	2,000	208,960

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Essential Properties Realty Trust, Inc. (a)	6,900	90,114
First Industrial Realty Trust, Inc.	28,500	947,055
Getty Realty Corp.	7,800	185,172
Gladstone Commercial Corp.	21,800	313,048
Healthcare Realty Trust, Inc.	2,000	55,860
Hersha Hospitality Trust	3,300	11,814
Highwoods Properties, Inc.	1,800	63,756
Hudson Pacific Properties, Inc.	6,900	174,984
Investors Real Estate Trust	900	49,500
Lexington Realty Trust	4,300	42,699
Monmouth Real Estate Investment Corp.	24,900	300,045
New Senior Investment Group, Inc.	31,500	80,640
One Liberty Properties, Inc.	1,300	18,109
Physicians Realty Trust	47,600	663,544
Retail Value, Inc.	4,600	56,350
Rexford Industrial Realty, Inc.	18,800	770,988
Ryman Hospitality Properties, Inc.	3,900	139,815
Sabra Health Care REIT, Inc.	10,400	113,568
Saul Centers, Inc.	2,400	78,576
STAG Industrial, Inc.	39,500	889,540
Sun Communities, Inc.	900	112,365
Sunstone Hotel Investors, Inc.	64,725	563,755
Urban Edge Properties (a)	9,100	80,171
Xenia Hotels & Resorts, Inc.	43,400	447,020

		8,713,388

Food & Staples Retailing — 0.6%
Performance Food Group Co. *	24,600	608,112
SpartanNash Co.	5,380	77,042
US Foods Holding Corp. *	6,000	106,260

		791,414

Food Products — 0.8%
Sanderson Farms, Inc.	7,700	949,564
TreeHouse Foods, Inc. *	1,700	75,055

		1,024,619

Gas Utilities — 1.5%
Chesapeake Utilities Corp.	3,900	334,269
New Jersey Resources Corp.	7,600	258,172
ONE Gas, Inc.	3,000	250,860
Southwest Gas Holdings, Inc. (a)	8,400	584,304
Spire, Inc.	6,500	484,120

		1,911,725

Health Care Equipment & Supplies — 4.0%
Accuray, Inc. * (a)	118,700	225,530
Alphatec Holdings, Inc. *	47,300	163,185
Axogen, Inc. *	14,700	152,880
CONMED Corp.	2,200	125,994
Cutera, Inc. *	1,100	14,366
Globus Medical, Inc., Class A *	34,800	1,480,044
Inogen, Inc. *	7,400	382,284
Integer Holdings Corp. *	2,800	176,008
Invacare Corp.	24,576	182,600
Meridian Bioscience, Inc. *	36,200	304,080
Natus Medical, Inc. *	16,900	390,897
Nevro Corp. *	2,400	239,952
NuVasive, Inc. *	9,300	471,138
OraSure Technologies, Inc. *	29,000	312,040
Orthofix Medical, Inc. *	11,900	333,319
SI-BONE, Inc. *	11,600	138,620
Sientra, Inc. *	9,200	18,308

		5,111,245

Health Care Providers & Services — 5.0%
Addus HomeCare Corp. *	5,500	371,800
Amedisys, Inc. * (a)	4,000	734,160
American Renal Associates Holdings, Inc. *	32,200	212,842
AMN Healthcare Services, Inc. *	6,300	364,203
Apollo Medical Holdings, Inc. *	4,800	62,016
Cross Country Healthcare, Inc. *	56,800	382,832
Magellan Health, Inc. *	29,500	1,419,245
National HealthCare Corp.	8,500	609,705
National Research Corp.	4,900	222,852
Owens & Minor, Inc. (a)	71,400	653,310
Select Medical Holdings Corp. *	43,500	652,500
Surgery Partners, Inc. *	53,741	350,929
Tenet Healthcare Corp. *	31,400	452,160

		6,488,554

Health Care Technology — 0.6%
Inovalon Holdings, Inc., Class A *	8,100	134,946
Omnicell, Inc. *	2,400	157,392
Teladoc Health, Inc. * (a)	3,000	465,030

		757,368

Hotels, Restaurants & Leisure — 1.1%
Bloomin’ Brands, Inc.	31,900	227,766
Boyd Gaming Corp.	5,600	80,752
Dine Brands Global, Inc. (a)	7,200	206,496
Everi Holdings, Inc. *	100,600	331,980
Penn National Gaming, Inc. *	46,436	587,415

		1,434,409

Household Durables — 2.3%
Hamilton Beach Brands Holding Co., Class A	2,300	21,873
Helen of Troy Ltd. * (a)	11,700	1,685,151
KB Home	18,600	336,660
Lifetime Brands, Inc.	5,600	31,640
Meritage Homes Corp. *	14,900	543,999
Taylor Morrison Home Corp. *	33,900	372,900

		2,992,223

Household Products — 0.2%
Central Garden & Pet Co.*	4,700	129,250
Central Garden & Pet Co., Class A *	6,500	166,205

		295,455

Independent Power and Renewable Electricity Producers — 1.5%
Atlantic Power Corp. *	30,400	65,056
Clearway Energy, Inc.	29,600	508,232
Clearway Energy, Inc., Class C (a)	26,500	498,200
TerraForm Power, Inc., Class A	45,900	723,843
Vistra Energy Corp.	6,341	101,202

		1,896,533

Insurance — 0.6%
Ambac Financial Group, Inc. *	3,500	43,190
American Equity Investment Life Holding Co.	11,700	219,960
CNO Financial Group, Inc.	10,300	127,617
FedNat Holding Co.	6,000	68,880
National General Holdings Corp.	5,700	94,335
ProSight Global, Inc. *	6,000	58,500
Selective Insurance Group, Inc.	2,500	124,250

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Third Point Reinsurance Ltd. (Bermuda)*	6,200	45,942

		782,674

Interactive Media & Services — 0.4%
Cars.com, Inc. *	58,700	252,410
Yelp, Inc. *	11,700	210,951

		463,361

Internet & Direct Marketing Retail — 0.5%
Groupon, Inc. * (a)	81,600	79,984
Quotient Technology, Inc. *	41,500	269,750
Stamps.com, Inc. *	2,700	351,216

		700,950

IT Services — 3.0%
KBR, Inc.	42,900	887,172
NIC, Inc.	38,500	885,500
Perspecta, Inc.	36,500	665,760
Science Applications International Corp.	8,800	656,744
StarTek, Inc. *	47,040	176,870
Unisys Corp. *	48,303	596,542

		3,868,588

Leisure Products — 0.3%
Acushnet Holdings Corp.	14,500	372,940

Life Sciences Tools & Services — 0.8%
Adaptive Biotechnologies Corp. *	6,300	175,014
NanoString Technologies, Inc. *	22,900	550,745
Personalis, Inc. *	33,600	271,152

		996,911

Machinery — 1.6%
Altra Industrial Motion Corp.	5,700	99,693
Columbus McKinnon Corp.	12,500	312,500
Hillenbrand, Inc.	17,300	330,603
Meritor, Inc. * (a)	17,700	234,525
Mueller Industries, Inc.	12,900	308,826
Park-Ohio Holdings Corp.	2,500	47,350
Terex Corp.	44,500	639,020
TriMas Corp. *	6,400	147,840

		2,120,357

Marine — 0.2%
Costamare, Inc. (Monaco)	58,500	264,420

Media — 1.3%
Fluent, Inc. *	46,400	54,288
Gray Television, Inc. * (a)	25,100	269,574
Liberty Latin America Ltd., Class A (Chile) *	35,400	372,408
MDC Partners, Inc., Class A *	4,400	6,380
Meredith Corp. (a)	27,200	332,384
Nexstar Media Group, Inc., Class A (a)	5,400	311,742
Sinclair Broadcast Group, Inc., Class A (a)	19,000	305,520

		1,652,296

Metals & Mining — 1.3%
Commercial Metals Co.	63,400	1,001,086
Ryerson Holding Corp. *	9,100	48,412
SunCoke Energy, Inc.	16,900	65,065
Warrior Met Coal, Inc.	32,800	348,336
Worthington Industries, Inc.	8,000	210,000

		1,672,899

Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Apollo Commercial Real Estate Finance, Inc.	26,600	197,372
Capstead Mortgage Corp.	17,500	73,500
Colony Credit Real Estate, Inc.	7,300	28,762
Invesco Mortgage Capital, Inc.	5,700	19,437
Ladder Capital Corp.	9,700	45,978
PennyMac Mortgage Investment Trust	61,600	654,192
Redwood Trust, Inc. (a)	53,200	269,192
TPG RE Finance Trust, Inc. (a)	5,800	31,842

		1,320,275

Multi-Utilities — 0.3%
Black Hills Corp.	5,100	326,553

Oil, Gas & Consumable Fuels — 1.2%
Amplify Energy Corp.	2,300	1,301
Arch Coal, Inc., Class A (a)	4,200	121,380
Berry Corp.	51,600	124,356
CVR Energy, Inc.	13,400	221,502
Delek US Holdings, Inc. (a)	28,900	455,464
Dorian LPG Ltd. *	25,700	223,847
Falcon Minerals Corp.	20,800	44,720
Par Pacific Holdings, Inc. *	19,500	138,450
Renewable Energy Group, Inc. *	8,100	166,293
REX American Resources Corp.*	300	13,953

		1,511,266

Paper & Forest Products — 1.4%
Boise Cascade Co.	21,000	499,380
Louisiana-Pacific Corp.	13,200	226,776
PH Glatfelter Co.	4,200	51,324
Schweitzer-Mauduit International, Inc.	33,700	937,534
Verso Corp., Class A *	13,900	156,792

		1,871,806

Personal Products — 0.1%
Edgewell Personal Care Co. *	4,400	105,952

Pharmaceuticals — 3.1%
Aclaris Therapeutics, Inc. * (a)	16,800	17,472
Arvinas, Inc. *	400	16,120
Cara Therapeutics, Inc. * (a)	10,500	138,705
Endo International plc *	176,700	653,790
Horizon Therapeutics plc *	26,200	776,044
Lannett Co., Inc. * (a)	108,200	751,990
Menlo Therapeutics, Inc. *	32,300	86,564
NGM Biopharmaceuticals, Inc. * (a)	23,800	293,454
Phibro Animal Health Corp., Class A	6,300	152,271
Revance Therapeutics, Inc. *	3,100	45,880
TherapeuticsMD, Inc. * (a)	61,100	64,766
WaVe Life Sciences Ltd. * (a)	58,900	551,893
Zogenix, Inc. * (a)	14,500	358,585
Zynerba Pharmaceuticals, Inc. * (a)	28,010	107,278

		4,014,812

Professional Services — 1.8%
Barrett Business Services, Inc.	16,700	661,988
CBIZ, Inc. *	21,400	447,688
CRA International, Inc.	3,100	103,571
Heidrick & Struggles International, Inc.	15,000	337,500
Kelly Services, Inc., Class A	7,700	97,713
Korn Ferry	3,800	92,416

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
TriNet Group, Inc. *	10,200	384,132
TrueBlue, Inc. *	18,200	232,232

		2,357,240

Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.	1,119	112,997
Realogy Holdings Corp.	33,300	100,233
RMR Group, Inc. (The), Class A	2,200	59,334

		272,564

Road & Rail — 0.5%
ArcBest Corp.	40,700	713,064

Semiconductors & Semiconductor Equipment — 2.5%
Advanced Energy Industries, Inc. *	8,500	412,165
Alpha & Omega Semiconductor Ltd. *	41,874	268,412
GSI Technology, Inc. *	6,983	48,602
Ichor Holdings Ltd. * (a)	13,700	262,492
NeoPhotonics Corp. *	21,100	152,975
NVE Corp.	3,200	166,496
Onto Innovation, Inc. *	10,451	310,081
PDF Solutions, Inc. *	9,400	110,168
Photronics, Inc. *	19,364	198,675
Power Integrations, Inc.	1,700	150,161
Rambus, Inc. *	40,500	449,550
SMART Global Holdings, Inc. *	20,100	488,430
Ultra Clean Holdings, Inc. *	18,200	251,160

		3,269,367

Software — 3.8%
A10 Networks, Inc. *	30,600	190,026
ACI Worldwide, Inc. *	3,100	74,865
American Software, Inc., Class A	18,300	260,043
Avaya Holdings Corp. * (a)	45,200	365,668
Cornerstone OnDemand, Inc. *	24,700	784,225
Domo, Inc., Class B *	16,600	165,004
eGain Corp. *	56,982	417,678
MicroStrategy, Inc., Class A *	3,600	425,160
Model N, Inc. *	8,500	188,785
Progress Software Corp.	18,700	598,400
Rimini Street, Inc. *	37,384	152,901
SPS Commerce, Inc. *	9,600	446,496
SVMK, Inc. *	10,800	145,908
Verint Systems, Inc. *	14,000	602,000
Zuora, Inc., Class A *	15,300	123,165

		4,940,324

Specialty Retail — 1.8%
Bed Bath & Beyond, Inc. (a)	8,900	37,469
Genesco, Inc. *	11,500	153,410
Hibbett Sports, Inc. * (a)	25,200	275,562
Lithia Motors, Inc., Class A	1,600	130,864
Office Depot, Inc.	180,514	296,043
Rent-A-Center, Inc.	63,100	892,234
Signet Jewelers Ltd. (a)	6,100	39,345
Tilly’s, Inc., Class A	23,300	96,229
Zumiez, Inc. *	25,700	445,124

		2,366,280

Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc. * (a)	26,200	92,224

Textiles, Apparel & Luxury Goods — 1.3%
Deckers Outdoor Corp. *	11,475	1,537,650
Superior Group of Cos., Inc.	13,492	114,142

		1,651,792

Thrifts & Mortgage Finance — 4.3%
ESSA Bancorp, Inc.	1,700	23,205
Essent Group Ltd.	43,500	1,145,790
Flagstar Bancorp, Inc.	29,600	586,968
FS Bancorp, Inc.	1,100	39,600
HomeStreet, Inc.	6,200	137,826
Luther Burbank Corp.	8,200	75,194
MGIC Investment Corp.	81,600	518,160
MMA Capital Holdings, Inc. *	300	7,419
Mr Cooper Group, Inc. *	33,100	242,623
NMI Holdings, Inc., Class A *	15,000	174,150
OceanFirst Financial Corp.	40,845	649,844
OP Bancorp	8,900	66,394
PennyMac Financial Services, Inc. (a)	9,100	201,201
Provident Bancorp, Inc. *	10,500	90,510
Provident Financial Services, Inc.	34,606	445,033
Radian Group, Inc.	46,700	604,765
Walker & Dunlop, Inc.	12,200	491,294

		5,499,976

Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc. (a)	5,600	256,032
BMC Stock Holdings, Inc. * (a)	37,900	671,967
GMS, Inc. *	27,000	424,710
MRC Global, Inc. *	74,000	315,240
Triton International Ltd. (Bermuda)	25,300	654,511
Veritiv Corp. *	8,300	65,238

		2,387,698

Water Utilities — 0.0%(b)
Consolidated Water Co. Ltd. (Cayman Islands)	1,600	26,240

Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	19,900	212,731

TOTAL COMMON STOCKS (Cost $152,476,343)		122,858,094

SHORT-TERM INVESTMENTS — 11.3%
INVESTMENT COMPANIES — 4.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.28%(c)(d)(Cost $5,284,917)	5,284,917	5,284,917

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 7.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (c)(d)	2,999,400	2,998,800

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35%(c)(d)	6,248,656	6,248,656

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $9,248,656)		9,247,456

TOTAL SHORT-TERM INVESTMENTS (Cost $14,533,573)		14,532,373

Total Investments — 106.5% (Cost $167,009,916)		137,390,467
Liabilities in Excess of Other Assets — (6.5)%		(8,411,741)

Net Assets — 100.0%		128,978,726

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is $8,470,119.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	51	06/2020	USD	2,931,735	178,261

Abbreviations
USD	United States Dollar

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$137,390,467	$—	$—	$137,390,467

Appreciation in Other Financial Instruments
Futures Contracts (a)	$178,261	$—	$—	$178,261

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2020
Security Description	Value at December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (a)(b)	$1,999,800	$1,000,000	$—	$—	$(1,000)	$2,998,800	2,999,400	$9,450	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a)(b)	2,474,434	18,617,559	14,843,337	—	—	6,248,656	6,248,656	12,074	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.28% (a)(b)	4,965,574	22,235,861	21,916,518	—	—	5,284,917	5,284,917	11,425	—

Total	$9,439,808	$41,853,420	$36,759,855	$—	$(1,000)	$14,532,373		$32,949	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.